UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                       Nesconset, New York         08-05-2010
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 88
                                        -------------------

Form 13F Information Table Value Total: $137,795
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Independent Investors, Inc.
                           FORM 13F INFORMATION TABLE


                                                                  FAIR MKT.     SHARES/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS    CUSIP         VALUE       PRN AMT   DSCRETN   MANAGERS  SOLE  SHARED   NONE
--------------                      --------------    -----         -----       -------   -------   --------  ----  ------   ----
3M                                  Common Stock     88579Y101      2597000       32890    SOLE                 X
ABBOTT LABORATORIES                 Common Stock     002824100      3043000       65050    SOLE                 X
AGILENT TECHNOLOGIES                Common Stock     00846U101       270000        9500    SOLE                 X
AIR PRODUCTS & CHEMICALS            Common Stock     009158106       450000        6950    SOLE                 X
ALTRIA GROUP INC.                   Common Stock     02209S103       276000       13800    SOLE                 X
AMERICAN EXPRESS CO.                Common Stock     025816109       770000       19400    SOLE                 X
AMGEN INC.                          Common Stock     031162100      1535000       29200    SOLE                 X
APPLE COMPUTER                      Common Stock     037833100     15125000       60135    SOLE                 X
AQUA AMERICA                        Common Stock     03836W103       679000       38432    SOLE                 X
AVON PRODUCTS                       Common Stock     054303102       543000       20500    SOLE                 X
BB&T CORPORATION                    Common Stock     054937107       605000       23000    SOLE                 X
BP plc (ADR)                        Common Stock     055622104       797000       27600    SOLE                 X
BAKER HUGHES, INC.                  Common Stock     057224107       831000       20000    SOLE                 X
BANK OF NY MELLON CORP              Common Stock     064058100       536000       21721    SOLE                 X
BANK OF AMERICA CORP                Common Stock     060505104       498000       34708    SOLE                 X
BAXTER INTERNATIONAL                Common Stock     071813109      2048000       50400    SOLE                 X
BERKSHIRE HATHAWAY INC. CL. "B"     Common Stock     084670207      1658000       20810    SOLE                 X
BOEING CORPORATION                  Common Stock     097023105      2131000       33975    SOLE                 X
BRISTOL-MYERS SQUIBB                Common Stock     110122108       658000       26400    SOLE                 X
BROADCOM CORP                       Common Stock     111320107       629000       19100    SOLE                 X
CHEVRON TEXACO                      Common Stock     166764100       458000        6750    SOLE                 X
CISCO SYSTEMS                       Common Stock     17275R102      2256000      105875    SOLE                 X
CITIGROUP                           Common Stock     172967101       177000       47101    SOLE                 X
COCA COLA                           Common Stock     191216100      2581000       51508    SOLE                 X
COLGATE-PALMOLIVE COMPANY           Common Stock     194162103      1878000       23850    SOLE                 X
CONOCO PHILLIPS                     Common Stock     20825C104       431000        8800    SOLE                 X
CORNING INC.                        Common Stock     219350105       610000       37800    SOLE                 X
CYTEC INDUSTRIES                    Common Stock     232820100       391000        9800    SOLE                 X
DEVON ENERGY CORP.                  Common Stock     25179M103      1334000       21900    SOLE                 X
DISNEY (WALT) CO.                   Common Stock     254687106      1725000       54775    SOLE                 X
DOVER CORP                          Common Stock     260003108      1224000       29300    SOLE                 X
DUPONT DE NEMOURS                   Common Stock     263534109       659000       19059    SOLE                 X
EMERSON CO.                         Common Stock     291011104      3049000       69800    SOLE                 X
EXXON MOBIL                         Common Stock     30231G102      5571000       97632    SOLE                 X
FEDEX CORP                          Common Stock     31428X106       420000        6000    SOLE                 X
FLUOR CORP                          Common Stock     343412102       624000       14700    SOLE                 X
GENERAL ELECTRIC                    Common Stock     369604103      2415000      167537    SOLE                 X
GENTEX CORPORATION                  Common Stock     371901109       719000       40000    SOLE                 X
GOLDMAN SACHS                       Common Stock     38141G104      1581000       12050    SOLE                 X
GOOGLE, INC.                        Common Stock     38259P508       776000        1745    SOLE                 X
HALLIBURTON COMPANY                 Common Stock     406216101       802000       32700    SOLE                 X
HOME DEPOT                          Common Stock     437076102      1184000       42200    SOLE                 X
HONEYWELL INTL                      Common Stock     438516106      2146000       55000    SOLE                 X
IBM CORPORATION                     Common Stock     459200101      3489000       28259    SOLE                 X
ISHARES MSCI EMERGING MKTS          Common Stock     464287234       261000        7000    SOLE                 X
ITT INDUSTRIES                      Common Stock     450911102       799000       17800    SOLE                 X
INGERSOLL-RAND COMPANY LTD          Common Stock     G4776G101       596000       17300    SOLE                 X
INTEL CORP.                         Common Stock     458140100      1184000       60900    SOLE                 X
JP MORGAN CHASE & CO.               Common Stock     46625H100      3204000       87520    SOLE                 X
JACOBS ENGINEERING GROUP            Common Stock     469814107      1521000       41760    SOLE                 X
JOHNSON & JOHNSON                   Common Stock     478160104      6917000      117122    SOLE                 X
KIMBERLY CLARK                      Common Stock     494368103       763000       12600    SOLE                 X
KRAFT FOODS INC                     Common Stock     50075N104       610000       21800    SOLE                 X
L-3 COMMUNICATIONS                  Common Stock     502424104       818000       11550    SOLE                 X
LILLY (ELI) & CO.                   Common Stock     532457108       871000       26000    SOLE                 X
LOCKHEED MARTIN CORP                Common Stock     539830109      1601000       21500    SOLE                 X
MARTIN MARIETTA MATERIALS, INC.     Common Stock     573284106       932000       11000    SOLE                 X
MC DONALD'S CORPORATION             Common Stock     580135101      2285000       34700    SOLE                 X
MEDTRONIC                           Common Stock     585055106       293000        8100    SOLE                 X
MICROSOFT CORPORATION               Common Stock     594918104      2024000       87990    SOLE                 X
MONSANTO                            Common Stock     61166W101       235000        5100    SOLE                 X
MORGAN STANLEY                      Common Stock     617446448       458000       19775    SOLE                 X
NIKE INC.                           Common Stock     654106103      1249000       18500    SOLE                 X
NORFOLK SOUTHERN CORP.              Common Stock     655844108      1230000       23200    SOLE                 X
NOVARTIS ADR                        Common Stock     66987V109      1065000       22050    SOLE                 X
ORACLE CORPORATION                  Common Stock     68389X105      1748000       81500    SOLE                 X
PALL CORPORATION                    Common Stock     696429307      1134000       33000    SOLE                 X
PEABODY ENERGY CORP                 Common Stock     704549104       586000       15000    SOLE                 X
PEPSICO                             Common Stock     713448108      2177000       35725    SOLE                 X
PFIZER                              Common Stock     717081103       578000       40600    SOLE                 X
PHILIP MORRIS INTERNATIONAL         Common Stock     718172109       646000       14100    SOLE                 X
PRECISION CASTPARTS                 Common Stock     740189105      1286000       12500    SOLE                 X
PROCTER & GAMBLE                    Common Stock     742718109      7135000      118970    SOLE                 X
QUALCOMM                            Common Stock     747525103      1760000       53600    SOLE                 X
RESEARCH IN MOTION, LTD.            Common Stock     760975102      1049000       21300    SOLE                 X
SPDR GOLD SHARES                    Common Stock     780259206       486000        4000    SOLE                 X
SARA LEE CORP                       Common Stock     803111103       282000       20000    SOLE                 X
SCHLUMBERGER LIMITED                Common Stock     806857108      3039000       54925    SOLE                 X
STRYKER CORPORATION                 Common Stock     863667101      1713000       34230    SOLE                 X
SYNOVUS FINANCIAL CORP.             Common Stock     87161C105        38000       15000    SOLE                 X
TETRA TECH INC.                     Common Stock     88162G103       843000       43000    SOLE                 X
THOMAS & BETTS CORP.                Common Stock     884315102       416000       12000    SOLE                 X
UNITED PARCEL SERVICE               Common Stock     911312106      3493000       61400    SOLE                 X
VANGUARD EMERGING MARKETS ETF       Common Stock     922042858       433000       11400    SOLE                 X
WATERS CORP                         Common Stock     941848103      4943000       76400    SOLE                 X
WATTS WATER TECHNOLOGIES            Common Stock     942749102      1576000       55000    SOLE                 X
WELLS FARGO                         Common Stock     30226D106      1080000       42200    SOLE                 X
ZIMMER HOLDINGS                     Common Stock     98956P102       259000        4800    SOLE                 X
TOTAL VALUE                                                     137,795,000